Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts payable and accrued expenses	$ 5,022,000	$ 2,652,000	$ 2,202,000
Other current liabilities	$ 129,000	$ 55,000	$ 1,930,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	60,000,000	60,000,000	20,000,000
Common stock, shares issued	32,606,548	32,575,043	14,382,093
Common stock, shares outstanding	32,606,548	32,575,043	14,382,093
Related party
Accounts payable and accrued expenses	$ 0	$ 81,000	$ 0
Other current liabilities		$ 0	$ 1,867,000